BALANCE SHEET COMPONENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET COMPONENTS

NOTE 5 – BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

The following table presents the components of prepaid expenses and other current assets as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Accounts receivable	$183	$186
Employee retention credit	572	572
Prepaid expenses	2,754	2,857
Prepaid benefits	29	24
Prepaid clinical expenses	6	6
Total prepaid expenses and other current assets	$3,544	$3,645

During fiscal years 2020 and 2021, the Company took advantage of the relief provisions provided by the U.S. government in response to COVID-19 under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act provides an employee retention credit (“Employee Retention Credit”), which is a refundable tax credit against certain employment taxes dependent on certain qualified wages paid to employees through fiscal year 2021. The Company qualifies for the tax credit under the CARES Act and continued to receive additional tax credits under the additional relief provisions for qualified wages through the end of 2021. The Company accounts for these labor related tax credits as a reduction to the expense that they are intended to compensate in the period in which the corresponding expense is incurred and there is reasonable assurance the Company will both receive the tax credits and comply with all conditions attached to the tax credits. As of March 31, 2024 and December 31, 2023, $0.6 million was recorded as a receivable in prepaid and other current assets. The Company received $0.7 million of the receivable in the quarter ended March 31, 2023 and believes there is reasonable assurance the remaining balance will be collected (See Note 12).

Property and Equipment, Net

The following table presents the components of property and equipment, net, as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Computer equipment	$194	$192
Laboratory equipment	1,999	1,999
Furniture and office equipment	29	29
Leasehold improvements	76	73
	2,298	2,293
Less: accumulated depreciation	(2,019)	(1,977)
Total property and equipment, net	$279	$316

Depreciation expense was approximately $0.1 million for the three months ended March 31, 2024 and 2023.

Investment in SAFE

In October 2021, the Company entered into a simple agreement for future equity (“Oncoheroes SAFE”) agreement for $1.5 million in exchange for a right to participate in a future equity financing of preferred stock to be issued by Oncoheroes Biosciences Inc. (“Oncoheroes”). Alternatively, upon a dissolution or liquidity event such as a change in control or an initial public offering, the Company is entitled to receive a portion of $1.5 million. The number of shares of preferred stock would be determined by dividing the Oncoheroes SAFE purchase amount by price per share of the preferred stock issued in the respective equity financing. The Company recorded the investment of $1.5 million as an investment in the Oncoheroes SAFE on the condensed consolidated balance sheet (unaudited) as of March 31, 2024 and December 31, 2023. The investment in the Oncoheroes SAFE is treated as an investment in an equity security that the Company has elected to record at its cost less any impairment. No impairment losses have been recognized related to the investment for the three months ended March 31, 2024 and 2023 (See Note 7).

Accrued Expenses and Other Current Liabilities

The following table presents the components of accrued expenses and other current liabilities as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024	December 31, 2023
Accrued expenses	$102	107
Accrued employee expenses	8	78
Accrued bonuses	324	233
Total accrued expenses and other current liabilities	$434	$418

NOTE 5 – BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

The following table presents the components of prepaid expenses and other current assets as of December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Accounts receivable	$186	$8
Employee retention credit	572	1,237
Prepaid expenses	2,857	119
Prepaid benefits	24	37
Prepaid clinical expenses	6	6
Total prepaid expenses and other current assets	$3,645	$1,407

During fiscal years 2020 and 2021, the Company benefitted from the relief provisions provided by the U.S. government in response to COVID-19 under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”). The CARES Act provides an employee retention credit (“Employee Retention Credit”), which is a refundable tax credit against certain employment taxes dependent on certain qualified wages paid to employees through fiscal year 2021. The Company qualifies for the tax credit under the CARES Act and continued to receive additional tax credits under the additional relief provisions for qualified wages through the end of 2021. As of December 31, 2023 and 2022, $0.6 million and $1.2 million, respectively, were recorded as a receivable in prepaid and other current assets. The Company received $0.7 million of the receivable in February 2023 and believes there is reasonable assurance the remaining balance will be collected.

Property and Equipment, Net

The following table presents the components of property and equipment, net, as of December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Computer equipment	$192	$171
Laboratory equipment	1,999	1,950
Furniture and office equipment	29	29
Leasehold improvements	73	73
	2,293	2,223
Less: accumulated depreciation	(1,977)	(1,781)
Total property and equipment, net	$316	$442

Depreciation expense was approximately $0.3 million for each of the years ended December 31, 2023 and 2022.

NOTABLE LABS, LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023

Investment in SAFE

In October 2021, the Company entered into a simple agreement for future equity (“Oncoheroes SAFE”) agreement for $1.5 million in exchange for a right to participate in a future equity financing of preferred stock to be issued by Oncoheroes Biosciences Inc. (“Oncoheroes”). Alternatively, upon a dissolution or liquidity event such as a change in control or an initial public offering, the Company is entitled to receive a portion of $1.5 million. The number of shares of preferred stock would be determined by dividing the Oncoheroes SAFE purchase amount by price per share of the preferred stock issued in the respective equity financing. The Company recorded the investment of $1.5 million as an investment in the Oncoheroes SAFE on the consolidated balance sheets at December 31, 2023 and 2022. The investment in the Oncoheroes SAFE is treated as an investment in an equity security that the Company has elected to record at its cost less any impairment. No impairment losses have been recognized related to the investment for the years ended December 31, 2023 and 2022.

Accrued Expenses and Other Current Liabilities

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Accrued expenses	$107	$591
Accrued employee expenses	78	10
Accrued bonuses	233	239
Total accrued expenses and other current liabilities	$418	$840